UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (51.4%)
	Consumer Discretionary (8.8%)
1,016,000	AV Homes, Inc. 6.625%, 05/15/22	$1,062,975
1,416,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,339,444
2,965,000	CalAtlantic Group, Inc. 6.625%, 05/01/20	3,181,252
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,686,000	5.125%, 05/01/27	2,622,825
567,000	5.000%, 02/01/28	548,927
	Century Communities, Inc.
2,150,000	6.875%, 05/15/22	2,237,516
781,000	5.875%, 07/15/25	793,754
1,319,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	1,316,705
3,810,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	4,135,031
3,057,000	DISH DBS Corp.^ 5.875%, 11/15/24	2,905,633
2,374,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	2,485,910
1,221,000	GameStop Corp.*^µ 6.750%, 03/15/21	1,265,029
1,783,000	goeasy, Ltd.*µ 7.875%, 11/01/22	1,903,094
752,000	Guitar Center, Inc.* 6.500%, 04/15/19	736,445
5,372,000	Hasbro, Inc.~ 6.600%, 07/15/28	6,314,356
1,216,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	1,334,578
4,210,000	L Brands, Inc.^ 6.875%, 11/01/35	4,326,364
1,138,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,212,300
1,382,000	M/I Homes, Inc. 5.625%, 08/01/25	1,410,027
2,667,000	Mattel, Inc.*^ 6.750%, 12/31/25	2,705,778
347,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	358,132
2,134,000	Meritage Homes Corp. 7.000%, 04/01/22	2,410,268
2,735,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,775,492
	PetSmart, Inc.*^
948,000	5.875%, 06/01/25	733,103
293,000	8.875%, 06/01/25	186,421
	Rite Aid Corp.
2,369,000	7.700%, 02/15/27	2,122,873
2,310,000	6.125%, 04/01/23*^	2,158,037
2,594,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	3,267,454
2,335,000	Salem Media Group, Inc.* 6.750%, 06/01/24	2,303,081
1,765,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	1,760,535
	Service Corp. International
4,151,000	7.500%, 04/01/27	4,960,777
464,000	5.375%, 05/15/24	487,926
PRINCIPAL AMOUNT		VALUE
2,720,000	SFR Group, SA*^ 7.375%, 05/01/26	$2,678,778
1,270,000	Sotheby’s* 4.875%, 12/15/25	1,247,127
3,147,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	3,196,754
254,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	253,888
	ZF North America Capital, Inc.*
1,516,000	4.750%, 04/29/25	1,565,573
817,000	4.500%, 04/29/22µ	846,052
		77,150,214
	Consumer Staples (2.2%)
1,299,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	1,164,216
4,005,000	Fidelity & Guaranty Life Holdings, Inc.*~ 6.375%, 04/01/21	4,092,149
2,344,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,643,730
	JBS USA LUX SA / JBS USA Finance, Inc.*
7,497,000	7.250%, 06/01/21	7,660,734
1,270,000	8.250%, 02/01/20	1,277,639
	New Albertson’s, Inc.
1,074,000	7.450%, 08/01/29^	946,801
611,000	8.000%, 05/01/31	547,416
327,000	7.750%, 06/15/26	297,268
	Pilgrim’s Pride Corp.*
259,000	5.750%, 03/15/25	262,955
195,000	5.875%, 09/30/27	195,999
	Post Holdings, Inc.*
1,319,000	5.750%, 03/01/27	1,327,574
254,000	5.625%, 01/15/28^	253,695
		19,670,176
	Energy (7.0%)
1,499,000	Bill Barrett Corp. 7.000%, 10/15/22	1,529,917
2,217,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	2,309,604
1,319,000	Buckeye Partners, LP^‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	1,347,068
2,418,000	Calfrac Holdings, LP*^ 7.500%, 12/01/20	2,427,068
1,333,000	California Resources Corp.*^ 8.000%, 12/15/22	1,123,886
2,001,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	2,071,665
1,319,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	1,334,459
264,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	284,422
264,000	Crown Rock, LP / Crown Rock Finance, Inc.* 5.625%, 10/15/25	267,483
2,735,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,629,484

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
513,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	$528,428
567,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	601,856
	Energy Transfer Equity, LP
2,051,000	5.875%, 01/15/24	2,227,263
869,000	5.500%, 06/01/27	917,916
2,735,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	2,452,953
1,172,000	EP Energy, LLC / Everest Acquisition Finance, Inc.*^ 8.000%, 02/15/25	925,915
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,309,000	6.500%, 10/01/25^	1,334,735
1,270,000	6.250%, 05/15/26	1,269,733
	Gulfport Energy Corp.^
1,270,000	6.375%, 05/15/25	1,291,654
708,000	6.000%, 10/15/24	715,172
2,515,000	Halcon Resources Corp. 6.750%, 02/15/25	2,659,613
537,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	559,396
791,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	823,585
132,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	129,992
1,060,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	1,085,260
1,319,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	1,325,015
1,270,000	PDC Energy, Inc.*^ 5.750%, 05/15/26	1,299,274
1,115,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	1,084,940
1,299,000	Plains All American Pipeline, LP^‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,308,872
1,289,000	QEP Resources, Inc.^ 5.625%, 03/01/26	1,321,315
6,349,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	6,569,977
2,481,000	SESI, LLC*^ 7.750%, 09/15/24	2,672,533
508,000	SM Energy Company^ 6.750%, 09/15/26	530,672
1,094,000	Southwestern Energy Company^ 7.500%, 04/01/26	1,146,676
835,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	852,393
1,226,000	Transocean, Inc.* 7.500%, 01/15/26	1,277,578
1,270,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	1,278,896
	W&T Offshore, Inc.*
1,626,332	8.500%, 06/15/21
	10.000% PIK rate	1,360,288
1,175,667	9.000%, 05/15/20
	10.750% PIK rate	1,131,574
PRINCIPAL AMOUNT		VALUE
2,466,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	$2,613,442
1,270,000	Whiting Petroleum Corp.*^
	6.625%, 01/15/26	1,299,686
1,607,000	WildHorse Resource Development Corp.
	6.875%, 02/01/25	1,667,624
		61,589,282
	Financials (6.8%)
2,554,000	Acrisure, LLC / Acrisure Finance, Inc.*
	7.000%, 11/15/25	2,548,866
3,750,000	Ally Financial, Inc.~
	8.000%, 11/01/31	4,789,331
2,320,000	Ardonagh Midco 3, PLC*
	8.625%, 07/15/23	2,420,502
2,330,000	AssuredPartners, Inc.*^
	7.000%, 08/15/25	2,398,339
2,254,000	Brookfield Residential Properties, Inc.*
	6.375%, 05/15/25	2,394,255
2,525,000	Charles Schwab Corp.^‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	2,498,967
254,000	Citadel, LP*µ
	5.375%, 01/17/23	263,482
	CyrusOne, LP / CyrusOne
	Finance Corp.
1,172,000	5.375%, 03/15/27	1,220,609
332,000	5.000%, 03/15/24µ	342,536
2,296,000	Dell International, LLC / EMC Corp.*µ
	6.020%, 06/15/26	2,514,062
1,285,000	Discover Financial Services‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.85%	1,306,954
2,247,000	Equinix, Inc.
	5.375%, 04/01/23	2,308,096
508,000	Greystar Real Estate Partners, LLC*^
	5.750%, 12/01/25	524,645
1,104,000	HUB International, Ltd.*
	7.875%, 10/01/21	1,148,850
2,042,000	ILFC E-Capital Trust II*‡
	4.620%, 12/21/65
	3 mo. USD LIBOR + 1.80%	2,006,265
1,553,000	Iron Mountain, Inc.*^
	5.250%, 03/15/28	1,509,128
	Jefferies Finance, LLC*
3,370,000	7.375%, 04/01/20	3,439,220
2,735,000	7.250%, 08/15/24	2,842,882
1,221,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*
	5.250%, 10/01/25	1,224,095
1,099,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	1,102,715
1,368,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	1,396,995
1,954,000	MetLife, Inc.µ
	6.400%, 12/15/66	2,234,067
2,530,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.
	6.500%, 07/01/21	2,565,230

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Navient Corp.
1,661,000	6.750%, 06/25/25^	$1,742,821
674,000	6.500%, 06/15/22	711,966
1,133,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	1,148,465
1,490,000	Oil Insurance, Ltd.*‡
	4.677%, 03/05/18
	3 mo. USD LIBOR + 2.98%	1,449,681
3,644,000	Quicken Loans, Inc.*^
	5.750%, 05/01/25	3,725,498
523,000	Radian Group, Inc.
	4.500%, 10/01/24	527,051
	Springleaf Finance Corp.
1,990,000	8.250%, 10/01/23^	2,203,835
159,000	5.625%, 03/15/23	159,482
713,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	726,269
2,593,000	Tronox Finance, PLC*
	5.750%, 10/01/25	2,662,363
		60,057,522
	Health Care (6.6%)
4,493,000	Acadia Healthcare Company, Inc.^
	5.625%, 02/15/23	4,574,660
	Community Health Systems, Inc.^
4,181,000	7.125%, 07/15/20	3,659,316
1,294,000	6.875%, 02/01/22	921,975
552,000	8.000%, 11/15/19	517,975
3,829,000	DaVita, Inc.
	5.125%, 07/15/24	3,861,451
789,000	Endo International, PLC*
	7.250%, 01/15/22	690,817
3,458,000	Endo, Ltd.*^
	6.000%, 07/15/23	2,718,368
2,300,000	Greatbatch, Ltd.*
	9.125%, 11/01/23	2,504,849
	HCA, Inc.
4,274,000	5.875%, 05/01/23	4,587,348
3,946,000	5.375%, 02/01/25	4,038,948
1,275,000	7.500%, 11/06/33	1,422,333
1,299,000	Magellan Health, Inc.
	4.400%, 09/22/24	1,299,838
2,134,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	1,827,664
249,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	232,581
	Tenet Healthcare Corp.^
3,712,000	6.750%, 06/15/23	3,666,658
2,564,000	5.125%, 05/01/25*	2,560,539
2,393,000	Teva Pharmaceutical Finance Company, BV^
	2.950%, 12/18/22	2,185,323
1,836,000	Teva Pharmaceutical Finance IV, BV^
	3.650%, 11/10/21	1,779,203
527,000	Teva Pharmaceutical Finance IV, LLCµ
	2.250%, 03/18/20	512,342
1,368,000	Teva Pharmaceutical Finance Netherlands III, BV^
	2.200%, 07/21/21	1,275,674
PRINCIPAL AMOUNT		VALUE
	Valeant Pharmaceuticals International, Inc.*
9,363,000	7.250%, 07/15/22	$9,306,588
2,589,000	9.000%, 12/15/25^	2,666,592
1,060,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	1,074,172
		57,885,214
	Industrials (5.3%)
1,563,000	ACCO Brands Corp.*
	5.250%, 12/15/24	1,596,081
	Allison Transmission, Inc.*
904,000	4.750%, 10/01/27	902,025
567,000	5.000%, 10/01/24µ	573,308
469,000	American Greetings Corp.*
	7.875%, 02/15/25	500,519
527,000	American Woodmark Corp.*
	4.875%, 03/15/26	528,976
1,368,000	ARD Securities Finance SARL*
	8.750%, 01/31/23
	8.750% PIK rate	1,415,388
1,294,000	Beacon Escrow Corp.*
	4.875%, 11/01/25	1,290,894
1,270,000	Bombardier, Inc.*^
	7.500%, 12/01/24	1,337,088
777,000	Catalent Pharma Solutions, Inc.*
	4.875%, 01/15/26	777,746
	Covanta Holding Corp.
977,000	5.875%, 03/01/24^	1,001,259
303,000	5.875%, 07/01/25	308,148
1,294,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	1,293,327
1,319,000	Fly Leasing, Ltd.^
	5.250%, 10/15/24	1,326,030
259,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	258,773
2,628,000	Garda World Security Corp.*
	7.250%, 11/15/21	2,695,500
3,766,000	Golden Nugget, Inc.*
	6.750%, 10/15/24	3,898,111
1,143,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	1,203,836
1,959,000	H&E Equipment Services, Inc.*
	5.625%, 09/01/25	2,034,255
283,000	Hertz Corp.*
	7.625%, 06/01/22	296,383
	Icahn Enterprises, LP
1,406,000	6.750%, 02/01/24µ	1,464,672
1,270,000	6.375%, 12/15/25*^	1,293,768
391,000	James Hardie International Finance, Ltd.*^
	4.750%, 01/15/25	396,353
1,288,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,290,673
684,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	719,684
2,005,000	Meritor, Inc.
	6.250%, 02/15/24	2,107,716
264,000	Multi-Color Corp.*
	4.875%, 11/01/25	265,221
1,788,000	Navistar International Corp.*
	6.625%, 11/01/25	1,877,150
	Park Aerospace Holdings, Ltd.*^
1,138,000	5.500%, 02/15/24	1,128,128
796,000	4.500%, 03/15/23	767,758

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,247,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	$2,412,559
1,177,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	1,180,537
830,000	Tennant Company* 5.625%, 05/01/25	867,317
132,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	133,150
274,000	TriMas Corp.* 4.875%, 10/15/25	276,973
	United Continental Holdings, Inc.^
2,540,000	6.375%, 06/01/18	2,570,975
791,000	4.250%, 10/01/22	796,308
2,027,000	United Rentals North America, Inc.^ 4.875%, 01/15/28	2,028,743
640,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	651,850
690,000	WESCO Distribution, Inc. 5.375%, 06/15/24	710,390
		46,177,572

	Information Technology (3.7%)
	Alliance Data Systems Corp.*
2,030,000	6.375%, 04/01/20	2,043,357
977,000	5.375%, 08/01/22^	989,515
	Amkor Technology, Inc.
3,624,000	6.375%, 10/01/22^	3,737,939
1,436,000	6.625%, 06/01/21	1,456,528
	Cardtronics, Inc.
2,315,000	5.125%, 08/01/22	2,251,905
1,661,000	5.500%, 05/01/25*	1,550,029
1,459,000	CBS Radio, Inc.* 7.250%, 11/01/24	1,534,306
1,172,000	CDK Global, Inc.* 4.875%, 06/01/27	1,177,374
964,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	990,269
3,307,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	3,270,652
2,154,000	CommScope Technologies, LLC* 6.000%, 06/15/25	2,272,438
3,712,000	First Data Corp. - Class A*^ 7.000%, 12/01/23	3,920,187
1,270,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,324,718
	Nuance Communications, Inc.
1,514,000	6.000%, 07/01/24^µ	1,605,430
1,465,000	5.625%, 12/15/26	1,518,414
1,294,000	TTM Technologies, Inc.* 5.625%, 10/01/25	1,332,341
1,133,000	VFH Parent, LLC*^ 6.750%, 06/15/22	1,192,052
		32,167,454

	Materials (3.7%)
2,298,000	AK Steel Corp.^ 6.375%, 10/15/25	2,279,961
2,032,000	Alcoa Nederland Holding, BV*µ 7.000%, 09/30/26	2,253,904
4,137,000	ArcelorMittal, SA^ 7.500%, 10/15/39	5,344,487
1,514,000	Arconic, Inc.^ 5.125%, 10/01/24	1,598,754
PRINCIPAL AMOUNT		VALUE
2,383,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	$2,467,751
	First Quantum Minerals, Ltd.*
799,000	7.000%, 02/15/21	827,189
586,000	7.250%, 04/01/23	622,021
	Freeport-McMoRan, Inc.^
2,042,000	4.550%, 11/14/24	2,074,876
645,000	3.550%, 03/01/22	640,272
1,954,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	2,009,103
811,000	Kinross Gold Corp.* 4.500%, 07/15/27	818,056
400,000	Koppers, Inc.*^ 6.000%, 02/15/25	423,552
855,000	New Gold, Inc.*^ 6.375%, 05/15/25	907,206
3,375,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	3,565,671
2,589,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,635,654
1,162,000	Steel Dynamics, Inc. 5.000%, 12/15/26	1,210,816
2,520,000	United States Steel Corp.^ 6.875%, 08/15/25	2,647,121
132,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	139,166
		32,465,560

	Real Estate (0.6%)
1,276,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,358,506
2,427,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	2,410,521
1,270,000	Starwood Property Trust, Inc.*
	4.750%, 03/15/25	1,258,748
		5,027,775

	Telecommunication Services (5.4%)
1,074,000	Altice Financing, SA*^ 7.500%, 05/15/26	1,117,728
	Altice Luxembourg, SA*
586,000	7.625%, 02/15/25^	538,519
508,000	7.750%, 05/15/22	487,680
1,794,000	Altice US Finance I Corp.* 5.500%, 05/15/26	1,836,204
260,000	Block Communications, Inc.* 6.875%, 02/15/25	271,682
1,280,000	CB Escrow Corp.* 8.000%, 10/15/25	1,292,038
464,000	CenturyLink, Inc.^ 7.500%, 04/01/24	467,538
5,045,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	5,117,976
5,215,000	Embarq Corp. 7.995%, 06/01/36	5,077,559
	Frontier Communications Corp.^
3,765,000	7.625%, 04/15/24	2,490,604
2,149,000	11.000%, 09/15/25	1,684,042
1,309,000	8.500%, 04/15/20	1,280,477
1,270,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	1,346,117

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Intelsat Jackson Holdings, SA
2,178,000	9.750%, 07/15/25*	$2,009,858
1,582,000	7.500%, 04/01/21^	1,352,388
1,035,000	8.000%, 02/15/24*	1,088,090
1,319,000	Qwest Corp.^ 6.875%, 09/15/33	1,287,674
537,000	SBA Communications Corp.* 4.000%, 10/01/22	530,508
	Sprint Corp.
7,502,000	7.875%, 09/15/23^	7,944,055
1,651,000	7.125%, 06/15/24	1,675,914
	T-Mobile USA, Inc.
2,755,000	6.625%, 04/01/23µ	2,864,236
762,000	4.750%, 02/01/28^	765,376
2,379,000	United States Cellular Corp. 6.700%, 12/15/33	2,519,266
	Windstream Services, LLC
1,674,000	8.625%, 10/31/25*	1,566,203
945,000	7.750%, 10/01/21	715,133
175,000	7.750%, 10/15/20	150,179
		47,477,044

	Utilities (1.3%)
2,002,000	AES Corp.µ 7.375%, 07/01/21	2,234,372
2,325,000	Dynegy, Inc.*^ 8.125%, 01/30/26	2,564,638
	NRG Energy, Inc.^
2,217,000	6.625%, 01/15/27	2,349,931
781,000	5.750%, 01/15/28*	782,890
1,158,000	PPL Capital Funding, Inc.^µ‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,151,428
772,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	779,508
1,270,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,252,862
		11,115,629

	TOTAL CORPORATE BONDS (Cost $445,495,273)	450,783,442

CONVERTIBLE BONDS (69.9%)
	Consumer Discretionary (12.6%)
3,500,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	3,751,790
	DISH Network Corp.
10,250,000	2.375%, 03/15/24*	9,610,297
4,250,000	3.375%, 08/15/26^	4,502,875
5,984,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	6,070,379
	Liberty Interactive, LLC
5,982,000	1.750%, 09/30/46*	7,391,838
3,459,977	4.000%, 11/15/29^	2,451,688
3,450,000	3.750%, 02/15/30	2,418,088
	Liberty Media Corp.^
9,499,000	1.375%, 10/15/23	11,817,468
5,900,000	2.250%, 09/30/46	6,220,665
3,000,000	Liberty Media Corp. / Liberty Formula One* 1.000%, 01/30/23	3,530,145
3,750,000	Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	4,429,519
PRINCIPAL AMOUNT			VALUE
8,750,000		Priceline Group, Inc. 0.350%, 06/15/20	$13,035,312
3,750,000		RH* 0.000%, 07/15/20	3,817,781
25,075,000		Tesla, Inc. 1.250%, 03/01/21	28,846,907
2,125,000		Wayfair, Inc.* 0.375%, 09/01/22	2,361,991
			110,256,743

		Energy (2.9%)
5,750,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	4,628,319
4,180,000		Oil States International, Inc.* 1.500%, 02/15/23	4,285,378
5,150,000		PDC Energy, Inc. 1.125%, 09/15/21	5,172,145
6,062,000		SM Energy Company 1.500%, 07/01/21	6,183,210
		SunEdison, Inc.@
10,545,000		0.250%, 01/15/20*	210,900
1,027,000		2.000%, 10/01/18	20,540
4,850,000		Weatherford International, Ltd.^ 5.875%, 07/01/21	5,075,476
			25,575,968

		Financials (3.8%)
5,750,000		Ares Capital Corp.*^
		3.750%, 02/01/22	5,894,067
6,057,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	4,835,111
3,688,000		IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	4,182,948
15,390,000		JPMorgan Chase Financial Company 0.000%, 05/01/23	15,428,475
3,425,000		TCP Capital Corp.
		4.625%, 03/01/22	3,506,001
			33,846,602

		Health Care (10.5%)
		BioMarin Pharmaceutical, Inc.
6,375,000		1.500%, 10/15/20^	7,466,241
5,000,000		0.750%, 10/15/18	5,324,725
2,950,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	3,321,995
7,000,000		Illumina, Inc.^ 0.000%, 06/15/19	7,693,175
		Innoviva, Inc.
4,000,000		2.125%, 01/15/23^	3,967,980
1,385,000		2.500%, 08/15/25*	1,503,501
2,000,000		Insmed, Inc. 1.750%, 01/15/25	1,904,450
7,500,000		Insulet Corp.* 1.375%, 11/15/24	7,966,275
3,200,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	3,430,752
2,800,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	3,228,428
5,193,000		Medidata Solutions, Inc. 1.000%, 08/01/18	6,285,114
4,775,000		Molina Healthcare, Inc. 1.625%, 08/15/44	7,717,594
3,000,000		Neurocrine Biosciences, Inc.*^ 2.250%, 05/15/24	4,056,900

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,500,000	Nevro Corp.
	1.750%, 06/01/21	$3,914,277
4,475,000	NuVasive, Inc.
	2.250%, 03/15/21	4,795,074
11,750,000	Pacira Pharmaceuticals, Inc.*^
	2.375%, 04/01/22	11,397,147
3,750,000	Sarepta Therapeutics, Inc.*
	1.500%, 11/15/24	4,318,631
3,250,000	Teladoc, Inc.*
	3.000%, 12/15/22	3,766,653
		92,058,912
	Industrials (5.9%)
2,258,000	Air Lease Corp.
	3.875%, 12/01/18	3,793,406
4,250,000	Air Transport Services Group, Inc.*
	1.125%, 10/15/24	4,479,946
4,150,000	Atlas Air Worldwide Holdings, Inc.^
	2.250%, 06/01/22	4,665,700
5,750,000	Dycom Industries, Inc.^
	0.750%, 09/15/21	7,687,491
3,750,000	Echo Global Logistics, Inc.
	2.500%, 05/01/20	3,951,956
8,750,000	Greenbrier Companies, Inc.*^
	2.875%, 02/01/24	10,098,594
4,000,000	Kaman Corp.*
	3.250%, 05/01/24	4,625,460
3,500,000	Meritor, Inc.*^
	3.250%, 10/15/37	3,868,865
2,078,000	Patrick Industries, Inc.*
	1.000%, 02/01/23	2,097,346
5,700,000	Tutor Perini Corp.
	2.875%, 06/15/21	6,224,543
		51,493,307
	Information Technology (32.0%)
2,500,000	Advanced Micro Devices, Inc.
	2.125%, 09/01/26	4,686,512
6,500,000	Altaba, Inc.
	0.000%, 12/01/18	9,807,330
6,143,000	Blackhawk Network Holdings, Inc.^
	1.500%, 01/15/22	6,862,407
3,700,000	Citrix Systems, Inc.^
	0.500%, 04/15/19	4,925,810
3,677,000	Coupa Software, Inc.*
	0.375%, 01/15/23	4,008,941
	Cypress Semiconductor Corp.
1,900,000	4.500%, 01/15/22	2,701,354
1,125,000	2.000%, 02/01/23*	1,219,793
1,728,000	Envestnet, Inc.
	1.750%, 12/15/19	1,851,431
2,834,000	Everbridge, Inc.
	1.500%, 11/01/22	3,308,355
6,914,000	Finisar Corp.^
	0.500%, 12/15/36	6,319,016
6,000,000	II-VI, Inc.*
	0.250%, 09/01/22	6,770,730
9,100,000	Inphi Corp.^
	0.750%, 09/01/21	8,487,297
7,075,000	Intel Corp.~
	3.250%, 08/01/39	16,349,971
4,300,000	Knowles Corp.
	3.250%, 11/01/21	4,815,892
PRINCIPAL AMOUNT		VALUE
6,500,000	Lumentum Holdings, Inc.*^
	0.250%, 03/15/24	$6,951,880
18,000,000	Microchip Technology, Inc.*
	1.625%, 02/15/27	21,983,940
11,000,000	Micron Technology, Inc.
	3.000%, 11/15/43	16,738,260
6,000,000	Nice Systems, Inc.^
	1.250%, 01/15/24	7,327,470
2,750,000	Novellus Systems, Inc.~
	2.625%, 05/15/41	15,718,092
3,906,000	Nutanix, Inc.*
	0.000%, 01/15/23	3,806,573
	ON Semiconductor Corp.
6,472,000	1.000%, 12/01/20	9,249,362
5,750,000	1.625%, 10/15/23*^	7,869,162
6,000,000	OSI Systems, Inc.*
	1.250%, 09/01/22	5,563,890
8,200,000	Proofpoint, Inc.^
	0.750%, 06/15/20	11,158,888
3,825,000	Quotient Technology, Inc.*
	1.750%, 12/01/22	3,753,281
6,000,000	RealPage, Inc.*
	1.500%, 11/15/22	7,929,570
3,000,000	Red Hat, Inc.^
	0.250%, 10/01/19	5,382,585
5,650,000	Rovi Corp.^
	0.500%, 03/01/20	5,373,687
9,700,000	Salesforce.com, Inc.^
	0.250%, 04/01/18	16,595,875
6,000,000	Servicenow, Inc.*^
	0.000%, 06/01/22	7,349,220
6,000,000	Silicon Laboratories, Inc.*^
	1.375%, 03/01/22	7,203,630
3,033,000	Synaptics, Inc.*^
	0.500%, 06/15/22	2,874,450
2,700,000	Teradyne, Inc.
	1.250%, 12/15/23	4,125,681
5,750,000	Veeco Instruments, Inc.
	2.700%, 01/15/23	5,160,194
6,000,000	Viavi Solutions, Inc.*^
	1.000%, 03/01/24	5,860,260
3,750,000	Weibo Corp.*
	1.250%, 11/15/22	4,551,713
15,000,000	Workday, Inc.*^
	0.250%, 10/01/22	15,690,225
		280,332,727
	Materials (1.0%)
5,100,000	Royal Gold, Inc.^
	2.875%, 06/15/19	5,505,782
3,200,000	RTI International Metals, Inc.
	1.625%, 10/15/19	3,776,592
		9,282,374
	Real Estate (1.2%)
2,500,000	Empire State Realty OP, LP*
	2.625%, 08/15/19	2,698,987
4,000,000	IH Merger Sub, LLC*
	3.500%, 01/15/22	4,504,800
3,000,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	3,020,340
		10,224,127
	TOTAL CONVERTIBLE BONDS
	(Cost $588,944,559)	613,070,760

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)
7,326,000	United States Treasury Note^
	1.875%, 05/31/22
	(Cost $7,259,385)	$7,150,255

BANK LOANS (1.2%)
	Consumer Discretionary (0.3%)
2,800,000	Weight Watchers International, Inc.
	6.426%, 11/29/24	2,842,868
	Financials (0.1%)
1,270,000	GLP Financing, LLC
	3.060%, 04/28/21	1,268,419
	Health Care (0.2%)
1,660,000	Team Health Holdings, Inc.!
	0.000%, 02/06/24	1,633,025
	Industrials (0.2%)
1,285,000	TransDigm, Inc.!
	0.000%, 08/22/24	1,297,587
	Telecommunication Services (0.4%)
250,000	CSC Holdings, LLC!
	0.000%, 01/25/26	252,188
1,400,000	Intelsat Jackson Holdings, SA
	6.625%, 01/14/24	1,411,375
1,396,491	New Media Holdings II, LLC!
	0.000%, 06/04/20	1,412,202
		3,075,765
	TOTAL BANK LOANS
	(Cost $10,048,271)	10,117,664

SYNTHETIC CONVERTIBLE SECURITIES (1.4%) ¤

Corporate Bonds (1.2%)
	Consumer Discretionary (0.2%)
24,000	AV Homes, Inc.
	6.625%, 05/15/22	25,110
34,000	Beverages & More, Inc.*
	11.500%, 06/15/22	32,162
70,000	CalAtlantic Group, Inc.
	6.625%, 05/01/20	75,105
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*
64,000	5.125%, 05/01/27	62,495
13,000	5.000%, 02/01/28	12,585
	Century Communities, Inc.
51,000	6.875%, 05/15/22	53,076
19,000	5.875%, 07/15/25	19,310
31,000	CRC Escrow Issuer, LLC*^
	5.250%, 10/15/25	30,946
90,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	97,678
73,000	DISH DBS Corp.^
	5.875%, 11/15/24	69,385
56,000	Eldorado Resorts, Inc.
	6.000%, 04/01/25	58,640
29,000	GameStop Corp.*^µ
	6.750%, 03/15/21	30,046
42,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	44,829
PRINCIPAL AMOUNT		VALUE
18,000	Guitar Center, Inc.*
	6.500%, 04/15/19	$17,628
128,000	Hasbro, Inc.~
	6.600%, 07/15/28	150,454
29,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^
	8.750%, 11/01/24	31,828
100,000	L Brands, Inc.^
	6.875%, 11/01/35	102,764
27,000	Lions Gate Entertainment Corp.*^
	5.875%, 11/01/24	28,763
33,000	M/I Homes, Inc.
	5.625%, 08/01/25	33,669
63,000	Mattel, Inc.*^
	6.750%, 12/31/25	63,916
8,000	Mclaren Finance, PLC*^
	5.750%, 08/01/22	8,257
51,000	Meritage Homes Corp.
	7.000%, 04/01/22	57,602
65,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	65,962
	PetSmart, Inc.*^
22,000	5.875%, 06/01/25	17,013
7,000	8.875%, 06/01/25	4,454
	Rite Aid Corp.
56,000	7.700%, 02/15/27	50,182
55,000	6.125%, 04/01/23*^	51,382
62,000	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	78,096
55,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	54,248
42,000	Sally Holdings, LLC / Sally Capital, Inc.^
	5.625%, 12/01/25	41,894
	Service Corp. International
99,000	7.500%, 04/01/27	118,313
11,000	5.375%, 05/15/24	11,567
65,000	SFR Group, SA*^
	7.375%, 05/01/26	64,015
30,000	Sotheby’s*
	4.875%, 12/15/25	29,460
75,000	Taylor Morrison Communities, Inc.*
	5.250%, 04/15/21	76,186
6,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	5,997
	ZF North America Capital, Inc.*
36,000	4.750%, 04/29/25	37,177
19,000	4.500%, 04/29/22µ	19,676
		1,831,870
	Consumer Staples (0.1%)
31,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	27,783
95,000	Fidelity & Guaranty Life Holdings, Inc.*~
	6.375%, 04/01/21	97,067
56,000	Fresh Market, Inc.*^
	9.750%, 05/01/23	39,270
	JBS USA LUX SA / JBS USA Finance, Inc.*
178,000	7.250%, 06/01/21	181,887
30,000	8.250%, 02/01/20	30,180

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	New Albertson’s, Inc.
26,000	7.450%, 08/01/29^	$22,921
14,000	8.000%, 05/01/31	12,543
8,000	7.750%, 06/15/26	7,273
	Pilgrim’s Pride Corp.*
6,000	5.750%, 03/15/25	6,092
5,000	5.875%, 09/30/27	5,026
	Post Holdings, Inc.*
31,000	5.750%, 03/01/27	31,201
6,000	5.625%, 01/15/28^	5,993
		467,236
	Energy (0.2%)
36,000	Bill Barrett Corp.
	7.000%, 10/15/22	36,742
53,000	Blue Racer Midstream, LLC / Blue
	Racer Finance Corp.*^
	6.125%, 11/15/22	55,214
31,000	Buckeye Partners, LP^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	31,660
57,000	Calfrac Holdings, LP*^
	7.500%, 12/01/20	57,214
32,000	California Resources Corp.*^
	8.000%, 12/15/22	26,980
48,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	49,695
31,000	Chesapeake Energy Corp.*
	8.000%, 01/15/25	31,363
6,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	6,464
6,000	Crow nRock, LP / Crow nRock
	Finance, Inc.*
	5.625%, 10/15/25	6,079
65,000	DCP Midstream Operating, LP*^‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	62,492
12,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	12,361
13,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	13,799
	Energy Transfer Equity, LP
49,000	5.875%, 01/15/24	53,211
21,000	5.500%, 06/01/27	22,182
65,000	Energy Transfer Partners, LPµ‡
	4.791%, 11/01/66
	3 mo. USD LIBOR + 3.02%	58,297
28,000	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*^
	8.000%, 02/15/25	22,121
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
31,000	6.500%, 10/01/25^	31,609
30,000	6.250%, 05/15/26	29,994
	Gulfport Energy Corp.^
30,000	6.375%, 05/15/25	30,511
17,000	6.000%, 10/15/24	17,172
60,000	Halcon Resources Corp.
	6.750%, 02/15/25	63,450
13,000	Lonestar Resources America, Inc.*
	11.250%, 01/01/23	13,542
19,000	Moss Creek Resources Holdings, Inc.*
	7.500%, 01/15/26	19,783
PRINCIPAL AMOUNT		VALUE
3,000	Nabors Industries, Inc.*^
	5.750%, 02/01/25	$2,954
25,000	Oasis Petroleum, Inc.^
	6.500%, 11/01/21	25,596
31,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*
	7.750%, 12/15/25	31,141
30,000	PDC Energy, Inc.*^
	5.750%, 05/15/26	30,691
26,000	Petroleum Geo-Services
	Company*^
	7.375%, 12/15/20	25,299
31,000	Plains All American Pipeline, LP^‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	31,236
31,000	QEP Resources, Inc.^
	5.625%, 03/01/26	31,777
151,000	SEACOR Holdings, Inc.
	7.375%, 10/01/19	156,256
59,000	SESI, LLC*^
	7.750%, 09/15/24	63,555
12,000	SM Energy Company^
	6.750%, 09/15/26	12,536
26,000	Southwestern Energy Company^
	7.500%, 04/01/26	27,252
20,000	Sunoco, LP / Sunoco Finance Corp.*
	5.500%, 02/15/26	20,417
29,000	Transocean, Inc.*
	7.500%, 01/15/26	30,220
30,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	30,210
	W&T Offshore, Inc.*
39,000	8.500%, 06/15/21
	10.000% PIK rate	32,620
28,000	9.000%, 05/15/20
	10.750% PIK rate	26,950
59,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	62,528
30,000	Whiting Petroleum Corp.*^
	6.625%, 01/15/26	30,701
38,000	WildHorse Resource
	Development Corp.
	6.875%, 02/01/25	39,434
		1,463,308
	Financials (0.2%)
61,000	Acrisure, LLC / Acrisure Finance, Inc.*
	7.000%, 11/15/25	60,877
89,000	Ally Financial, Inc.~
	8.000%, 11/01/31	113,667
55,000	Ardonagh Midco 3, PLC*
	8.625%, 07/15/23	57,383
55,000	AssuredPartners, Inc.*^
	7.000%, 08/15/25	56,613
54,000	Brookfield Residential Properties, Inc.*
	6.375%, 05/15/25	57,360
60,000	Charles Schwab Corp.^‡
	5.000%, 12/10/27
	3 mo. USD LIBOR + 2.58%	59,381
6,000	Citadel, LP*µ
	5.375%, 01/17/23	6,224

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	CyrusOne, LP / CyrusOne Finance Corp.
28,000	5.375%, 03/15/27	$29,161
8,000	5.000%, 03/15/24µ	8,254
54,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	59,129
30,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.85%	30,513
53,000	Equinix, Inc. 5.375%, 04/01/23	54,441
12,000	Greystar Real Estate Partners, LLC*^ 5.750%, 12/01/25	12,393
26,000	HUB International, Ltd.* 7.875%, 10/01/21	27,056
48,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	47,160
37,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	35,955
	Jefferies Finance, LLC*
80,000	7.375%, 04/01/20	81,643
65,000	7.250%, 08/15/24	67,564
29,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	29,074
26,000	Level 3 Financing, Inc. 5.375%, 05/01/25	26,088
32,000	LPL Holdings, Inc.* 5.750%, 09/15/25	32,678
46,000	MetLife, Inc.µ 6.400%, 12/15/66	52,593
60,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	60,836
	Navient Corp.
39,000	6.750%, 06/25/25^	40,921
16,000	6.500%, 06/15/22	16,901
27,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	27,369
35,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	34,053
86,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	87,923
12,000	Radian Group, Inc. 4.500%, 10/01/24	12,093
	Springleaf Finance Corp.
47,000	8.250%, 10/01/23^	52,050
4,000	5.625%, 03/15/23	4,012
17,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	17,316
62,000	Tronox Finance, PLC* 5.750%, 10/01/25	63,659
		1,422,340
	Health Care (0.1%)
107,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	108,945

PRINCIPAL AMOUNT		VALUE
	Community Health Systems, Inc.^
99,000	7.125%, 07/15/20	$86,647
31,000	6.875%, 02/01/22	22,088
13,000	8.000%, 11/15/19	12,199
91,000	DaVita, Inc. 5.125%, 07/15/24	91,771
19,000	Endo International, PLC* 7.250%, 01/15/22	16,636
82,000	Endo, Ltd.*^ 6.000%, 07/15/23	64,461
55,000	Greatbatch, Ltd.* 9.125%, 11/01/23	59,899
	HCA, Inc.
101,000	5.875%, 05/01/23	108,405
94,000	5.375%, 02/01/25	96,214
30,000	7.500%, 11/06/33	33,467
31,000	Magellan Health, Inc. 4.400%, 09/22/24	31,020
51,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	43,679
6,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	5,604
	Tenet Healthcare Corp.^
88,000	6.750%, 06/15/23	86,925
61,000	5.125%, 05/01/25*	60,918
57,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	52,053
44,000	Teva Pharmaceutical Finance IV, BV^ 3.650%, 11/10/21	42,639
13,000	Teva Pharmaceutical Finance IV, LLCµ 2.250%, 03/18/20	12,638
32,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	29,840
	Valeant Pharmaceuticals International, Inc.*
222,000	7.250%, 07/15/22	220,662
61,000	9.000%, 12/15/25^	62,828
25,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	25,334
		1,374,872
	Industrials (0.1%)
37,000	ACCO Brands Corp.* 5.250%, 12/15/24	37,783
	Allison Transmission, Inc.*
21,000	4.750%, 10/01/27	20,954
13,000	5.000%, 10/01/24µ	13,145
11,000	American Greetings Corp.* 7.875%, 02/15/25	11,739
13,000	American Woodmark Corp.* 4.875%, 03/15/26	13,049
32,000	ARD Securities Finance SARL*
	8.750%, 01/31/23
	8.750% PIK rate	33,109
31,000	Beacon Escrow Corp.* 4.875%, 11/01/25	30,926
30,000	Bombardier, Inc.*^ 7.500%, 12/01/24	31,585
18,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	18,017

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Covanta Holding Corp.
23,000	5.875%, 03/01/24^	$23,571
7,000	5.875%, 07/01/25	7,119
31,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	30,984
31,000	Fly Leasing, Ltd.^
	5.250%, 10/15/24	31,165
6,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	5,995
62,000	Garda World Security Corp.*
	7.250%, 11/15/21	63,592
89,000	Golden Nugget, Inc.*
	6.750%, 10/15/24	92,122
27,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	28,437
46,000	H&E Equipment Services, Inc.*
	5.625%, 09/01/25	47,767
7,000	Hertz Corp.* 7.625%, 06/01/22	7,331
	Icahn Enterprises, LP
33,000	6.750%, 02/01/24µ	34,377
30,000	6.375%, 12/15/25*^	30,561
9,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	9,123
31,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	31,064
16,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	16,835
48,000	Meritor, Inc.
	6.250%, 02/15/24	50,459
6,000	Multi-Color Corp.*
	4.875%, 11/01/25	6,028
42,000	Navistar International Corp.*
	6.625%, 11/01/25	44,094
	Park Aerospace Holdings, Ltd.*^
27,000	5.500%, 02/15/24	26,766
19,000	4.500%, 03/15/23	18,326
53,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	56,905
28,000	Scientific Games International, Inc.*^
	5.000%, 10/15/25	28,084
20,000	Tennant Company*
	5.625%, 05/01/25	20,899
3,000	Trident Merger Sub, Inc.*
	6.625%, 11/01/25	3,026
6,000	TriMas Corp.*
	4.875%, 10/15/25	6,065
	United Continental Holdings, Inc.^
60,000	6.375%, 06/01/18	60,732
19,000	4.250%, 10/01/22	19,128
48,000	United Rentals North America, Inc.^
	4.875%, 01/15/28	48,041
15,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	15,278
16,000	WESCO Distribution, Inc.
	5.375%, 06/15/24	16,473
		1,090,654
	Information Technology (0.1%)
	Alliance Data Systems Corp.*
48,000	6.375%, 04/01/20	48,316
23,000	5.375%, 08/01/22^	23,295

PRINCIPAL
AMOUNT		VALUE
	Amkor Technology, Inc.
86,000	6.375%, 10/01/22^	$88,704
34,000	6.625%, 06/01/21	34,486
	Cardtronics, Inc.
55,000	5.125%, 08/01/22	53,501
39,000	5.500%, 05/01/25*	36,394
35,000	CBS Radio, Inc.* 7.250%, 11/01/24	36,807
28,000	CDK Global, Inc.* 4.875%, 06/01/27	28,128
23,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	23,627
78,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	77,141
51,000	CommScope Technologies, LLC* 6.000%, 06/15/25	53,804
88,000	First Data Corp. - Class A*^ 7.000%, 12/01/23	92,935
30,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	31,293
	Nuance Communications, Inc.
36,000	6.000%, 07/01/24^µ	38,174
35,000	5.625%, 12/15/26	36,276
31,000	TTM Technologies, Inc.* 5.625%, 10/01/25	31,919
27,000	VFH Parent, LLC*^ 6.750%, 06/15/22	28,407
		763,207
	Materials (0.1%)
55,000	AK Steel Corp.^ 6.375%, 10/15/25	54,568
48,000	Alcoa Nederland Holding, BV*µ 7.000%, 09/30/26	53,242
98,000	ArcelorMittal, SA^ 7.500%, 10/15/39	126,604
36,000	Arconic, Inc.^ 5.125%, 10/01/24	38,015
57,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	59,027
	First Quantum Minerals, Ltd.*
19,000	7.000%, 02/15/21	19,670
14,000	7.250%, 04/01/23	14,861
	Freeport-McMoRan, Inc.^
48,000	4.550%, 11/14/24	48,773
15,000	3.550%, 03/01/22	14,890
46,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	47,297
19,000	Kinross Gold Corp.* 4.500%, 07/15/27	19,165
10,000	Koppers, Inc.*^ 6.000%, 02/15/25	10,589
20,000	New Gold, Inc.*^ 6.375%, 05/15/25	21,221
80,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	84,520
61,000	PH Glatfelter Companyµ 5.375%, 10/15/20	62,099
28,000	Steel Dynamics, Inc. 5.000%, 12/15/26	29,176
60,000	United States Steel Corp.^ 6.875%, 08/15/25	63,027

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	$3,163
		769,907

	Real Estate (0.0%)
30,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	31,940
58,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	57,606
30,000	Starwood Property Trust, Inc.* 4.750%, 03/15/25	29,734
		119,280

	Telecommunication Services (0.1%)
26,000	Altice Financing, SA*^ 7.500%, 05/15/26	27,058
	Altice Luxembourg, SA*
14,000	7.625%, 02/15/25^	12,866
12,000	7.750%, 05/15/22	11,520
43,000	Altice US Finance I Corp.* 5.500%, 05/15/26	44,011
6,000	Block Communications, Inc.* 6.875%, 02/15/25	6,269
30,000	CB Escrow Corp.* 8.000%, 10/15/25	30,282
11,000	CenturyLink, Inc.^ 7.500%, 04/01/24	11,084
120,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	121,736
124,000	Embarq Corp. 7.995%, 06/01/36	120,732
	Frontier Communications Corp.^
89,000	7.625%, 04/15/24	58,875
51,000	11.000%, 09/15/25	39,966
31,000	8.500%, 04/15/20	30,324
30,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	31,798
	Intelsat Jackson Holdings, SA
52,000	9.750%, 07/15/25*	47,986
38,000	7.500%, 04/01/21^	32,485
25,000	8.000%, 02/15/24*	26,282
31,000	Qwest Corp.^ 6.875%, 09/15/33	30,264
13,000	SBA Communications Corp.* 4.000%, 10/01/22	12,843
	Sprint Corp.
178,000	7.875%, 09/15/23^	188,489
39,000	7.125%, 06/15/24	39,588
	T-Mobile USA, Inc.
65,000	6.625%, 04/01/23µ	67,577
18,000	4.750%, 02/01/28^	18,080
56,000	United States Cellular Corp. 6.700%, 12/15/33	59,302
	Windstream Services, LLC
40,000	8.625%, 10/31/25*	37,424
22,000	7.750%, 10/01/21	16,649
4,000	7.750%, 10/15/20	3,433
		1,126,923

	Utilities (0.0%)
48,000	AES Corp.µ 7.375%, 07/01/21	53,571
55,000	Dynegy, Inc.*^ 8.125%, 01/30/26	60,669
PRINCIPAL AMOUNT		VALUE
	NRG Energy, Inc.^
53,000	6.625%, 01/15/27	$56,178
19,000	5.750%, 01/15/28*	19,046
27,000	PPL Capital Funding, Inc.^µ‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	26,847
18,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	18,175
30,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	29,595
		264,081
	TOTAL CORPORATE BONDS	10,693,678

U.S. Government and Agency Securities (0.0%)
174,000	United States Treasury Note^ 1.875%, 05/31/22	169,826

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%) #
	Financials (0.1%)
2,500	Bank of America Corp.
250,000	Call, 01/18/19, Strike $30.00	1,112,500

	Industrials (0.1%)
525	Stanley Black & Decker, Inc.
52,500	Call, 01/18/19, Strike $170.00	782,250

	Materials (0.0%)
207	Alcoa Corp.
20,700	Call, 04/20/18, Strike $60.00	23,287
	TOTAL PURCHASED OPTIONS	1,918,037

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $12,284,757)	12,781,541

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (16.0%)
	Consumer Staples (0.8%)
62,000	Bunge, Ltd. 4.875%, 03/10/18	7,006,440

	Energy (3.0%)
104,300	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications Time, Inc.)**§ 3.399%, 09/15/29	7,562,063
129,275	Hess Corp. 8.000%, 02/01/19	7,739,694
	NuStar Energy, LP‡
190,650	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	4,505,060
61,245	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,544,599

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
80,500	WPX Energy, Inc. 6.250%, 07/31/18	$5,060,230
		26,411,646

	Financials (2.2%)
52,500	AMG Capital Trust II 5.150%, 10/15/37	3,312,918
5,000	Bank of America Corp. 7.250%, 12/31/49	6,310,000
29,835	Virtus Investment Partners, Inc. 7.250%, 02/01/20	3,252,015
4,800	Wells Fargo & Company 7.500%, 12/31/49	6,144,000
		19,018,933

	Health Care (4.7%)
27,500	Allergan, PLC 5.500%, 03/01/18	17,811,750
258,165	Anthem, Inc. 5.250%, 05/01/18	15,505,390
118,000	Becton Dickinson and Company 6.125%, 05/01/20	7,400,960
		40,718,100

	Industrials (0.8%)
115,600	Rexnord Corp.^ 5.750%, 11/15/19	7,089,748

	Real Estate (1.9%)
7,300	Crown Castle International Corp. 6.875%, 08/01/20	8,167,532
143,750	Welltower, Inc. 6.500%, 04/16/18	8,318,812
		16,486,344

	Utilities (2.6%)
117,650	DTE Energy Company 6.500%, 10/01/19	6,221,744
	NextEra Energy, Inc.
262,576	6.123%, 09/01/19	14,851,298
27,809	6.371%, 09/01/18	1,973,327
		23,046,369

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $136,771,189)	139,777,580

COMMON STOCKS (3.4%)
	Consumer Discretionary (0.1%)
25,005	GameStop Corp. - Class A^	420,334

	Energy (1.6%)
80,690	Enterprise Products Partners, LP	2,228,658
61,326	Gulfmark Offshore, Inc.^#	1,747,178
22,139	Gulfmark Offshore, Inc.	630,740
36,105	Magellan Midstream Partners, LP~	2,577,536
58,235	Ocean Rig UDW, Inc. - Class A#	1,567,686
3,425	Schlumberger, Ltd.	252,011
378,369	Southwestern Energy Company^#	1,604,285
67,155	Spectra Energy Partners, LP~	2,870,205
19,385	Targa Resources Corp.^	930,480
		14,408,779

NUMBER OF SHARES		VALUE
	Financials (0.1%)
17,300	American International Group, Inc.	$1,105,816

	Health Care (1.6%)
165,000	Gilead Sciences, Inc.~	13,827,000

	TOTAL COMMON STOCKS (Cost $44,375,616)	29,761,929

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.1%)
56	Priceline Group, Inc.
5,600	Put, 06/15/18, Strike $1,900.00	649,600

	Materials (0.0%)
207	Alcoa Corp.
20,700	Put, 04/20/18, Strike $50.00	52,268

	TOTAL PURCHASED OPTIONS (Cost $773,214)	701,868

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.9%)
17,142,070	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	17,147,213
17,093,958	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	17,093,958
	TOTAL SHORT TERM INVESTMENTS (Cost $34,241,404)	34,241,171

TOTAL INVESTMENTS (148.1%) (Cost $1,280,193,668)		1,298,386,210

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.5%)		(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.6%)		(311,696,044)

NET ASSETS (100.0%)		$876,690,166

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Consumer Discretionary (0.0%)
56	Priceline Group, Inc.
5,600	Put, 06/15/18, Strike $1,650.00	(195,720)

	Health Care (0.0%)
1,650	Gilead Sciences, Inc.
165,000	Call, 06/15/18, Strike $105.00	(125,400)

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Materials (0.0%)
207	Alcoa Corp.
20,700	Put, 04/20/18, Strike $55.00	$(107,640)

	TOTAL WRITTEN OPTIONS
	(Premium $575,524)	(428,760)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $26,135,119.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,853,749.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.

&	Illiquid security.

@	In default status and considered non-income producing.

#	Non-income producing security.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2018.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

***	The rate disclosed is the 7 day net yield as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost basis of investments	$1,279,618,144
Gross unrealized appreciation	78,837,293
Gross unrealized depreciation	(60,497,987)
Net unrealized appreciation (depreciation)	$18,339,306

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$450,783,442	$—	$450,783,442
Convertible Bonds	—	613,070,760	—	613,070,760
U.S. Government and Agency Securities	—	7,150,255	—	7,150,255
Bank Loans	—	10,117,664	—	10,117,664
Synthetic Convertible Securities (Corporate Bonds)	—	10,693,678	—	10,693,678
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	169,826	—	169,826
Synthetic Convertible Securities (Purchased Options)	1,918,037	—	—	1,918,037
Convertible Preferred Stocks	115,674,415	24,103,165	—	139,777,580
Common Stocks U.S.	29,131,189	630,740	—	29,761,929
Purchased Options	701,868	—	—	701,868
Short Term Investments	34,241,171	—	—	34,241,171
TOTAL	$181,666,680	$1,116,719,530	$—	$1,298,386,210
Liabilities:
Written Options	$428,760	$—	$—	$428,760
TOTAL	$428,760	$—	$—	$428,760

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018